Share Capital and Reserves - Summary of Share Capital (Detail) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorised equity capital, beginning balance		$ 491	[1]	$ 491
Authorised equity capital, ending balance	[1]	$ 491		$ 491
Number of shares authorised, beginning balance		1,250	[1]	1,250
Number of shares authorised, ending balance	[1]	1,250		1,250
Allotted, called-up and fully paid, beginning balance	[1]	$ 319		$ 335
Cancellation of treasury shares	[1],[2]	(2)		(16)
Allotted, called-up and fully paid, ending balance	[1]	$ 317		$ 319
Shares outstanding, beginning balance	[1]	799		843
Cancellation of Treasury Shares	[1],[2]	(4)		(44)
Shares outstanding, ending balance	[1]	795		799
Income Shares [member]
Disclosure of classes of share capital [line items]
Authorised equity capital, beginning balance		$ 28	[3]	$ 28
Authorised equity capital, ending balance	[3]	$ 28		$ 28
Number of shares authorised, beginning balance		1,250	[3]	1,250
Number of shares authorised, ending balance	[3]	1,250		1,250
Allotted, called-up and fully paid, beginning balance	[3]	$ 16		$ 17
Cancellation of treasury shares	[2],[3]			(1)
Allotted, called-up and fully paid, ending balance	[3]	$ 16		$ 16
Shares outstanding, beginning balance	[3]	799		843
Cancellation of Treasury Shares	[2],[3]	(4)		(44)
Shares outstanding, ending balance	[3]	795		799

[1]	The Ordinary Shares represent 93.71% of the total issued share capital as at 31 December 2020.
[2]	During 2020, 4,500,000 (2019: 43,750,000) Ordinary Shares (including Income Shares) were cancelled. The amount paid to repurchase these shares was initially recognised in Treasury Shares/own shares and was transferred to retained income on cancellation.
[3]	The Income Shares, which represent 5.86% of the total issued share capital as at 31 December 2020, were canceled with effect from 9 February 2021 pursuant to a resolution approved by shareholders at an extraordinary general meeting of the Company held on 9 February 2021. The Income Shares were created on 29 August 1988 for the express purpose of giving shareholders the choice of receiving dividends on either their Ordinary Shares or on their Income Shares (by notice to the Company). The Income Shares carried a different tax credit to the Ordinary Shares. The creation of the Income Shares was achieved by the allotments of fully paid Income Shares to each shareholder equal to his/her holding of Ordinary Shares but the shareholder is not entitled to an Income Share certificate, as a certificate for Ordinary Shares was deemed to include an equal number of Income Shares and a shareholder may only sell, transfer or transmit Income Shares with an equivalent number of Ordinary Shares. Income Shares carry no voting rights. Due to changes in Irish tax legislation since the creation of Income Shares, dividends on the Company’s shares no longer carried a tax credit. As elections made by shareholders to receive dividends on their holdings of Income Shares were no longer relevant, the Articles of Association were amended on 8 May 2002 to cancel such elections.